Loans - Credit Card Loans, by Portfolio, by FICO Scores (Details 10c) (Credit Card)	Jun. 30, 2011	Dec. 31, 2010
Credit Card
Credit Card Loans, by Portfolio Segment [Line Items]
Retained Loans Percentage Fico Score Six Hundred Sixty Or Greater	80.40%	77.90%
Retained Loans Percentage Fico Score Less Than Six Hundred Sixty	19.60%	22.10%
Chase Credit Card Portfolio Excluding Washington Mutual [Member]
Credit Card Loans, by Portfolio Segment [Line Items]
Retained Loans Percentage Fico Score Six Hundred Sixty Or Greater	82.70%	80.60%
Retained Loans Percentage Fico Score Less Than Six Hundred Sixty	17.30%	19.40%
Washington Mutual Credit Card Portfolio [Member]
Credit Card Loans, by Portfolio Segment [Line Items]
Retained Loans Percentage Fico Score Six Hundred Sixty Or Greater	60.40%	56.40%
Retained Loans Percentage Fico Score Less Than Six Hundred Sixty	39.60%	43.60%